[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 28, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First American Investment Funds, Inc. (Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of First American Investment Funds, Inc. (the “Registrant”), we are transmitting Post-Effective Amendment No. 109 and Amendment No. 109 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Nuveen Equity Income Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Large Cap Select Fund, Nuveen Large Cap Value Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Select Fund, Nuveen Mid Cap Value Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund, Nuveen Real Estate Securities Fund, Nuveen Global Infrastructure Fund, Nuveen International Fund, Nuveen International Select Fund, Nuveen Equity Index Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index Fund, Nuveen Quantitative Large Cap Core Fund and Nuveen Tactical Market Opportunities Fund (the “Funds”), each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act. A request to accelerate the effectiveness of this Amendment to February 28, 2011 has been filed.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures